                                THE VALIANT FUND




                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 1999
                                   (UNAUDITED)

VALIANT U.S. TREASURY MONEY MARKET
Schedule of Portfolio Investments
February 28, 1999
(Unaudited)

   PRINCIPAL      SECURITY                                                                    AMORTIZED
    AMOUNT       DESCRIPTION                                                                     COST
    ------       -----------                                                                     ----
U.S. TREASURY BILLS (a) 38.3%:
$   37,000,000   5.07%, 3/4/99                                                               $ 36,984,370
    72,000,000   4.64%, 4/22/99                                                                71,517,439
    20,000,000   4.29%, 7/22/99                                                                19,659,581
    10,000,000   4.43%, 8/19/99                                                                 9,784,667
    10,000,000   4.32%, 10/14/99                                                                9,714,989
    30,000,000   4.43%, 11/12/99                                                               29,048,533
    20,000,000   4.31%, 12/9/99                                                                19,301,933
    12,000,000   4.41%, 2/3/00                                                                 11,497,456
                                                                                             ------------
TOTAL U.S. TREASURY BILLS (AMORTIZED COST $207,508,968)                                       207,508,968
                                                                                             ------------

REPURCHASE AGREEMENTS  65.6%:
    20,000,000   First Boston Corp., 4.72%, 3/1/99, Dated 2/22/99,                             20,000,000
                 Repurchase Price $20,018,356, (Collateralized by U.S.
                 Treasury Notes, 6.00%, 7.875%, 7.50%, & 6.25%, due 10/15/99,
                 8/15/01, 5/15/02, & 2/15/03; par value $2,518,000, $4,838,000,
                 $1,041,000 & $11,355,000; valued at $2,590,135, $5,142,905,
                 $1,130,234, & $11,745,602, respectively)

    92,000,000   First Boston Corp., 4.75%, 3/1/99, Dated 2/26/99,                             92,000,000
                 Repurchase Price $92,036,417, (Collateralized by U.S. Treasury
                 Notes, 5.875% & 6.25%, due, 11/15/99 & 10/31/01; par value
                 $44,450,000 & $48,331,000; valued at $45,484,622 & $50,523,921, respectively)

    20,000,000   Goldman, Sachs & Co., Inc., 4.68%, 3/1/99, Dated 2/22/99,                     20,000,000
                 Repurchase Price $20,018,200, (Collateralized by U.S. Treasury
                 Bonds, 6.875%, due 8/15/25; par value $17,919,000; valued at
                 $20,400,693)

    20,000,000   J.P. Morgan & Co., Inc., 4.70%, 3/1/99, Dated 2/22/99,                        20,000,000
                 Repurchase Price $20,018,278, (Collateralized by U.S. Treasury
                 Bonds, 9.250% & 7.500%, due 2/15/16 &, 11/15/16; par value
                 $7,293,000 & $8,739,000; valued at $9,936,069 & $10,464,077, respectively)

    91,483,000   J.P. Morgan & Co., Inc., 4.70%, 3/1/99, Dated 2/26/99,                        91,483,000
                 Repurchase Price $91,518,831, (Collateralized by U.S.
                 Treasury Notes, 6.500%, due 8/31/01; par value
                 $87,866,000; valued at $93,313,418)

    20,000,000   Morgan Stanley Group, Inc., 4.67%, 3/1/99, Dated 2/22/99,                     20,000,000
                 Repurchase Price $20,018,161 (b)

    92,000,000   Morgan Stanley Group, Inc., 4.73%, 3/1/99, Dated 2/26/99,                     92,000,000
                 Repurchase Price $92,036,263 (b)                                            ------------
TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $355,483,000)                                     355,483,000
                                                                                             ------------

TOTAL INVESTMENTS (AMORTIZED COST $562,991,968) *   -   103.9%                                562,991,968
LIABILITIES IN EXCESS OF OTHER ASSETS    (3.9%)                                               (20,924,461)
                                                                                             ------------

TOTAL NET ASSETS   -   100.0%                                                                $542,067,507
                                                                                             ============

------------
(a) Rate represents annualized yield to maturity at date of purchase.

                       See Notes to Financial Statements.

VALIANT U.S. TREASURY MONEY MARKET
Schedule of Portfolio Investments
February 28, 1999
(Unaudited) - (continued)


(b)  Collateralized by:

SECURITY                                  RATE      MATURITY DATE      PAR VALUE      MARKET VALUE
--------                                  ----      -------------      ---------      ------------
US Treasury Note - Principal Strip       0.000%        2/15/00        $ 6,117,000     $ 5,830,357
US Treasury Note                         5.375%        6/30/00         11,295,000      11,428,545
US Treasury Note                         6.625%        3/31/02         38,730,000      41,259,914
US Treasury Note                         5.875%       11/15/05         39,585,000      41,211,594
US Treasury Note - Interest Strip        5.890%        8/15/09         26,308,000      14,566,319

*    Cost for federal Income tax and financial reporting purposes is the same.

**   Percentages indicated are based on net assets of $542,067,507.

                       See Notes to Financial Statements.

VALIANT GENERAL MONEY MARKET
Schedule of Portfolio Investments
February 28, 1999
(Unaudited)

         PRINCIPAL      SECURITY                                       AMORTIZED
          AMOUNT       DESCRIPTION                                       COST
          ------       -----------                                       ----
COMMERCIAL PAPER (a)  80.9%:
Business Equipment & Service  5.8%:
         $18,000,000   Xerox Corp.
                       4.70%, 4/26/99                                $ 17,868,400
                                                                     ------------

Chemicals  6.4%:       Du Pont (E.I.) De Nemours & Co.
           4,000,000   4.77%, 4/14/99                                   3,976,680
          14,000,000   4.71%, 6/23/99                                  13,791,190
           2,000,000   4.67%, 7/28/99                                   1,961,343
                                                                     ------------
                                                                       19,729,213
                                                                     ------------
Consumer Goods & Services  5.3%:
          10,000,000   Fortune Brands, Inc.
                       4.79%, 8/18/99                                   9,773,806

           6,790,000   Toys R Us, Inc.
                       4.83%, 3/3/99                                    6,788,178
                                                                     ------------
                                                                       16,561,984
                                                                     ------------

Electrical Equipment  3.2%:
          10,000,000   W.W. Grainger, Inc.
                       4.78%, 3/1/99                                   10,000,000
                                                                     ------------

Electronics  4.6%:
           9,000,000   Emerson Electronics Co.
                       4.80%, 3/11/99                                   8,988,000

           5,200,000   Motorola, Inc.
                       4.79%, 3/24/99                                   5,184,087
                                                                     ------------
                                                                       14,172,087
                                                                     ------------
Financial Services  11.1%:
           5,000,000   Caterpillar Financial Services
                       4.84%, 5/17/99                                   4,948,239

                       Ford Motor Credit Co.
           3,200,000   5.01%, 3/5/99                                    3,198,219
           3,000,000   4.66%, 10/12/99                                  2,912,625
           2,000,000   4.64%, 10/20/99                                  1,939,938

                       General Motors Acceptance Corp.
          10,000,000   5.03%, 3/29/99                                   9,960,877
           6,000,000   4.65%, 10/6/99                                   5,830,275
           6,000,000   4.65%, 10/18/99                                  5,820,975
                                                                     ------------
                                                                       34,611,148
                                                                     ------------
Food Products  16.9%:  Coca Cola Co.
           8,000,000   4.95%, 3/23/99                                   7,975,800
           7,000,000   4.97%, 3/17/99                                   6,984,538
           7,000,000   4.73%, 5/11/99                                   6,934,700

          13,733,000   H.J. Heinz Co.
                       4.83%, 4/26/99                                  13,629,819

                        See Notes to Financial Statements

VALIANT GENERAL MONEY MARKET
Schedule of Portfolio Investments
February 28, 1999
(Unaudited) - (continued)

               PRINCIPAL    SECURITY                                       AMORTIZED
                AMOUNT     DESCRIPTION                                       COST
                ------     -----------                                       ----
COMMERCIAL PAPER (a) (CONTINUED)

Food Products (Continued)
             $ 9,000,000   Kellogg Co.
                           5.00%, 3/8/99                                 $  8,991,250
               5,456,000   4.98%, 3/10/99                                   5,449,207

               2,649,000   Sara Lee Corp.
                           4.79%, 3/5/99                                    2,647,590
                                                                         ------------
                                                                           52,612,904
                                                                         ------------
Leisure Time  3.4%:        Walt Disney Co.
               2,000,000   5.25%, 3/10/99                                   1,997,375
               2,000,000   4.83%, 4/19/99                                   1,986,852
               6,700,000   4.73%, 5/11/99                                   6,637,498
                                                                         ------------
                                                                           10,621,725
                                                                         ------------
Non-Bank Finance 15.9%:    General Electric Capital Corp.
               4,000,000   5.36%, 4/7/99                                    3,977,964
               5,000,000   5.36%, 4/12/99                                   4,968,733
               4,800,000   4.55%, 6/25/99                                   4,729,627
               5,000,000   4.68%, 10/12/99                                  4,853,750

                           IBM Credit Corp
               3,000,000   5.00%, 3/3/99                                    2,999,167
              10,000,000   4.80%, 5/17/99                                   9,897,333

                           Transamerica Finance Corp
               5,000,000   4.98%, 3/11/99                                   4,993,083
              13,000,000   4.78%, 4/20/99                                  12,913,695
                                                                         ------------
                                                                           49,333,352
                                                                         ------------
Photography  4.5%:
              14,000,000   Eastman Kodak Co.
                           4.81%, 5/17/99                                  13,855,967
                                                                         ------------
Publishing  1.6%:
               5,000,000   McGraw-Hill Co., Inc.
                           5.00%, 3/24/99                                   4,984,028
                                                                         ------------
Telecommunications  2.2%:
               7,000,000   Lucent Technologies, Inc.
                           4.82%, 3/31/99                                   6,971,883
                                                                         ------------
TOTAL COMMERCIAL PAPER (AMORTIZED COST $251,322,691)                      251,322,691
                                                                         ------------

U.S. GOVERNMENT AGENCY MORTGAGES  3.2%:
              10,000,000   Fannie Mae, 4.96%, 3/25/99                       9,966,933
                                                                         ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (AMORTIZED COST $9,966,933)          9,966,933
                                                                         ------------

TOTAL COMMERCIAL PAPER AND U.S. GOVERNMENT AGENCY MORTGAGES
(COST $261,289,624)                                                       261,289,624
                                                                         ------------

                        See Notes to Financial Statements

VALIANT GENERAL MONEY MARKET
Schedule of Portfolio Investments
February 28, 1999
(Unaudited) - (continued)

               PRINCIPAL    SECURITY                                                   AMORTIZED
                AMOUNT     DESCRIPTION                                                   COST
                ------     -----------                                                   ----
REPURCHASE AGREEMENTS  16.3%:

             $18,541,000   First Boston Corp., 4.75%, 3/1/99, Dated 2/26/99,         $ 18,541,000
                           Repurchase Price $18,548,339, (Collateralized by U.S.
                           Treasury Notes, 5.75%, due 8/15/03; par value
                           $18,675,000;valued at $18,999,520)

              15,000,000   J.P. Morgan & Co., Inc., 4.70%, 3/1/99, Dated 2/26/99,      15,000,000
                           Repurchase Price $15,005,875, (Collateralized by U.S.
                           Treasury Notes, 6.125%, due 11/15/27; par value
                           $14,438,000; valued at $15,300,981)

              17,000,000   Morgan Stanley Group, Inc., 4.73%, 3/1/99, Dated            17,000,000
                           2/26/99, Repurchase Price $17,006,701,                    ------------
                           (Collateralized by U.S. Treasury Notes, 6.50%, due
                           8/15/05, par value $16,380,000; valued at
                           $17,355,480)


TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $50,541,000)                               50,541,000
                                                                                     ------------

TOTAL INVESTMENTS (AMORTIZED COST $311,830,624) *   -   100.4%                        311,830,624
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.4%)                                     (1,170,883)
                                                                                     ------------
TOTAL NET ASSETS   -   100.0%                                                        $310,659,741
                                                                                     ============

------------
(a) Rate represents annualized yield to maturity at date of purchase.

*    Cost for federal income tax and financial reporting purposes is the same.
**   Percentages indicated are based on net assets of $310,659,741.

                        See Notes to Financial Statements

VALIANT TAX-EXEMPT MONEY MARKET
Schedule of Portfolio Investments
February 28, 1999
(Unaudited)

               PRINCIPAL    SECURITY                                                 AMORTIZED
                AMOUNT     DESCRIPTION                                                 COST
                ------     -----------                                                 ----
MUNICIPAL BONDS AND NOTES  102.1%:
Alabama  2.7%:
              $6,475,000   Alabama State Public School & College Authority         $  6,532,899
                           4.50%, 8/1/99                                           ------------

Alaska  2.1%:
               5,000,000   Alaska Housing Finance Corporation                         5,000,000
                           Series C                                                ------------
                           2.90%, 6/1/26+
                           SBPA-Swiss Bank Corp.

Arizona  0.8%:
               2,000,000   Maricopa County Arizona, PCR                               2,000,000
                           Arizona Public Service, Series E                        ------------
                           3.25%, 5/1/29+
                           LOC: Bank of America

California  3.0%:
               7,200,000   Los Angeles County                                         7,219,890
                           TRANS, Series A                                         ------------
                           4.50%, 6/30/99

Colorado  3.7%:
               1,140,000   Colorado Health Facilities                                 1,150,516
                           Catholic Health Initiative, Series A
                           4.25%, 12/1/99

               4,850,000   Colorado Health Facilities                                 4,850,000
                           Catholic Health Inititative, Series B
                           3.00%, 12/1/25+
                           SBPA-Toronto Dominion Bank

               3,000,000   Colorado State General Fund Revenue,                       3,006,264
                           TRANS, Series A                                         ------------
                           4.00%, 6/25/99
                                                                                      9,006,780
                                                                                   ------------

Connecticut  1.0%:
               2,300,000   Connecticut State Special Assessment                       2,300,000
                           Unemployment Compensation, Series C                     ------------
                           3.60%, 11/15/01

Florida  1.9%:
               3,000,000   Dade County Water & Sewer Revenue Systems                  3,000,000
                           3.00%, 10/5/22+
                           SBPA-Commerzbank AG

               1,500,000   Intermountain Power Agency Utah Power Supply Revenue       1,500,000
                           Series F                                                ------------
                           2.80%, 7/1/99
                                                                                      4,500,000
                                                                                   ------------

Georgia  4.4%:
               2,000,000   Burke County Development Authority, PCR                    2,000,000
                           Oglethorpe Power Corporation, Series A
                           2.95%, 1/1/16+

               5,000,000   De Kalb Private Hospital Authority                         5,000,000
                           Egleston Children's Hospital, Series A
                           2.95%, 3/1/24+

               3,550,000   Georgia Municipal Electric Authority                       3,550,000
                           Series B                                                ------------
                           3.00%, 6/1/20
                                                                                     10,550,000
                                                                                   ------------

                        See Notes to Financial Statements

VALIANT TAX-EXEMPT MONEY MARKET
Schedule of Portfolio Investments
February 28, 1999
(Unaudited) - (continued)

               PRINCIPAL    SECURITY                                                 AMORTIZED
                AMOUNT     DESCRIPTION                                                 COST
                ------     -----------                                                 ----
Illinois  2.7%:
             $ 2,500,000   Chicago Illinois GO                                     $  2,500,000
                           Mandatory Put 12/28/99
                           2.85%, 1/31/00++
                           LOC: Morgan Guaranty Trust

               1,000,000   Chicago Metropolitan Water                                 1,009,237
                           4.15%, 12/1/99

               1,600,000   Illinois Health Facilities Authority Revenue               1,600,000
                           St. Lukes Medical Center Obligations, Series B
                           3.00%, 11/15/23+

               1,300,000   Illinois Sales Tax Revenue                                 1,319,178
                           Pre-Refunded, Series K                                  ------------
                           6.75%, 6/15/99
                                                                                      6,428,415
                                                                                   ------------

Indiana  1.3%:
               3,200,000   St. Joseph County Indiana Educational Facilities,          3,200,000
                           University of Notre Dame                                ------------
                           2.90%, 3/1/33+
                           LIQ: Bank of America

Kentucky  1.2%:
               3,000,000   Trimble County Kentucky, PCR                               3,000,000
                           2.75%, 5/7/99                                           ------------

Louisianna  2.5%:
               6,000,000   Lake Charles Louisiana Harbor & Terminal                   6,000,000
                           Distribution Port                                       ------------
                           Facilities Revenue
                           3.30%, 11/1/11+

Maryland  3.1%:
               5,000,000   Howard County Maryland Bans                                5,000,000
                           Series B
                           2.95%, 6/8/99

               1,365,000   Maryland State Department of Transportation                1,401,129
                           Pre-Refunded
                           6.50%, 8/15/99

               1,000,000   Maryland State GO                                          1,020,000
                           Pre-Refunded, First Series                              ------------
                           6.80%, 3/1/99
                                                                                      7,421,129
                                                                                   ------------

Massachusetts  3.1%:
               4,000,000   Massachusetts State GO                                     4,000,000
                           Series B
                           2.90%, 8/1/15+
                           SBPA-Landesbank Hessen-Thueringen GZ

               2,000,000   Massachusetts State GO                                     2,000,000
                           Series B
                           3.25%, 9/1/16+
                           SBPA-Toronto Dominion Bank

               1,500,000   Massachusetts State Health & Educational Facilities        1,500,000
                           Authority Revenue, Capital Asset Program                ------------
                           Series C
                           2.90%, 7/1/05+
                                                                                      7,500,000
                                                                                   ------------

                        See Notes to Financial Statements

VALIANT TAX-EXEMPT MONEY MARKET
Schedule of Portfolio Investments
February 28, 1999
(Unaudited) - (continued)

              PRINCIPAL     SECURITY                                                 AMORTIZED
               AMOUNT      DESCRIPTION                                                 COST
               ------      -----------                                                 ----
Michigan  9.3%:
             $10,000,000   Detroit Michigan Sewer Disposal                         $ 10,000,000
                           Series A
                           3.00%, 7/1/23+
                           MBIA Insured

               2,000,000   Michigan State Building Authority                          2,000,000
                           2.65%, 3/10/99

               5,000,000   Michigan State Housing Development Authority               5,000,000
                           Series B
                           2.90%, 4/1/19+
                           LOC: Landesbank Hessen-Thueringen GZ

               5,100,000   Michigan State University                                  5,100,000
                           Series A2                                               ------------
                           2.90%, 8/15/22+
                                                                                     22,100,000
                                                                                   ------------

Minnesota  2.6%:
               4,000,000   Rochester Health Care Facilities                           4,000,000
                           Mayo Foundation/Mayo Medical Center, Series A
                           2.70%, 4/5/99

               2,300,000   Rochester Health Care Facilities                           2,300,000
                           Mayo Foundation/Mayo Medical Center, Series A           ------------
                           2.65%, 5/6/99
                                                                                      6,300,000
                                                                                   ------------

Mississippi  2.5%:
               5,000,000   Jackson County Port Facility                               5,000,000
                           Chevron USA Project
                           3.25%, 6/1/23+

               1,000,000   Jackson County Port Facility Revenue                       1,000,000
                           Chevron USA Project                                     ------------
                           3.20%, 6/1/23+
                                                                                      6,000,000
                                                                                   ------------

Nevada  2.7%:
               3,600,000   Clark County Airport Improvement Authority Revenue         3,600,000
                           MBIA Insured, Series A
                           2.95%, 7/1/12+
                           SBPA-National Westminster

               3,000,000   Clark County Airport Improvement Authority Revenue         3,000,000
                           Sub Lien Series A                                       ------------
                           3.00%, 7/1/25+
                                                                                      6,600,000
                                                                                   ------------

New York  2.6%:
               2,500,000   New York City Municipal Water Finance Authority            2,500,000
                           FGIC Insured
                           3.25%, 6/15/23+
                           SBPA-FGIC Securities Purchase Inc.

               2,500,000   New York City Municipal Water Finance Authority            2,500,000
                           FGIC Insured, Series G
                           3.15%, 6/15/24+
                           SBPA-FGIC Securities Purchase, Inc.

               1,350,000   Port Authority New York & New Jersey                       1,350,000
                           Special Obligation Revenue, Versatile Structure         ------------
                           Obligation 5
                           3.20%, 8/1/24+
                           SBPA-Bayerische Landesbank
                                                                                      6,350,000
                                                                                   ------------

                        See Notes to Financial Statements

VALIANT TAX-EXEMPT MONEY MARKET
Schedule of Portfolio Investments
February 28, 1999
(Unaudited) - (continued)

              PRINCIPAL     SECURITY                                                 AMORTIZED
               AMOUNT      DESCRIPTION                                                 COST
               ------      -----------                                                 ----
North Carolina  4.2%:
             $ 3,000,000   Charlotte Airport Revenue                               $  3,000,000
                           MBIA Insured, Series A
                           2.95%, 7/1/16+
                           SBPA-Commerzbank AG

               2,000,000   Raleigh Durham Airport Authority American                  2,000,000
                           Airlines, Series B
                           3.30%, 11/1/15+
                           LOC:Nationsbank

               5,000,000   Winston-Salem Water & Sewer System                         5,000,000
                           3.00%, 6/1/14                                           ------------
                           SBPA-Wachovia Bank of NC
                                                                                     10,000,000
                                                                                   ------------

Ohio  4.0%:
               1,500,000   Ohio State Public Facilities Commission                    1,520,249
                           Higher Education Capital Facilities, Series II B
                           5.00%, 11/1/99

               2,500,000   Ohio State University                                      2,500,000
                           2.70%, 3/4/99

               5,700,000   Ohio State University                                      5,700,000
                           2.70%, 4/28/99                                          ------------
                                                                                      9,720,249
                                                                                   ------------

Pennsylvania  2.7%:
               6,500,000   Philadelphia Water & Wastewater Revenue                    6,500,000
                           AMBAC, Series B                                         ------------
                           2.95%, 8/1/27+
                           SBPA-Commerzbank AG

Puerto Rico  1.2%:
               3,000,000   Puerto Rico Commonwealth                                   3,007,961
                           TRANS, Series A                                         ------------
                           3.50%, 7/30/99

Rhode Island  1.2%:
               3,000,000   Rhode Island State GO                                      3,000,000
                           3.00%, 6/1/18+                                          ------------
                           SBPA-Landesbank Hessen

Tennessee  3.4%:
               4,000,000   Memphis Tennessee GO                                       4,000,000
                           Series A
                           3.05%, 8/1/03+
                           SBPA-Westdeutsche Landesbank

               2,700,000   Shelby County Tennessee                                    2,700,000
                           Series 98A
                           2.80%, 5/11/99

               1,500,000   Tennessee School Board                                     1,500,000
                           Series 98A                                              ------------
                           2.70%, 3/31/99
                                                                                      8,200,000
                                                                                   ------------
Texas  13.8%:
               3,910,000   Dallas Texas Water & Sewer System                          3,910,000
                           2.95%, 6/10/99

               1,120,000   Fort Worth, Texas GO                                       1,120,000
                           Series A
                           5.50%, 3/1/99

                        See Notes to Financial Statements

VALIANT TAX-EXEMPT MONEY MARKET
Schedule of Portfolio Investments
February 28, 1999
(Unaudited) - (continued)

              PRINCIPAL     SECURITY                                                 AMORTIZED
               AMOUNT      DESCRIPTION                                                 COST
               ------      -----------                                                 ----
Texas (Continued)
             $ 2,000,000   Harris County Industrial Development PCR                $  2,000,000
                           3.25%, 3/1/24+

               2,183,000   Harris County Texas GO                                     2,183,000
                           Series A
                           2.90%, 5/6/99

               5,000,000   Harris County Toll Road                                    5,000,000
                           Series H
                           2.90%, 8/1/20+
                           SBPA-Morgan Guaranty Trust

               5,940,000   Lower Colorado River Authority Texas Revenue               5,940,001
                           Refunding Junior Lien, MBIA Insured,
                           2.95%, 1/1/13+
                           SBPA-Bayerische Vereinsbank

               2,200,000   North Central Texas Health Facility Development,           2,200,000
                           Corporation Revenue, Hospital Presbyterian Medical
                           Center, MBIA Insured, Series D
                           3.35%, 12/1/15+

               1,000,000   Northside Texas Independent School District GO             1,003,861
                           Pre-Refunded
                           7.40%, 4/1/01

               4,600,000   Port Arthur Navigation District                            4,600,000
                           Texaco Income Project
                           3.30%, 10/1/24+

               3,800,000   Texas Tax & Revenue Anticipation Notes                     3,830,027
                           4.50%, 8/31/99

               1,200,000   Texas Water Development Board                              1,200,000
                           Series A                                                ------------
                           3.25%, 3/1/15+
                           SBPA-Canadian Imperial Bank
                                                                                     32,986,889
                                                                                   ------------

Utah  (4.6%):
               1,000,000   Intermountain Power Agency                                 1,000,000
                           Series 97B
                           3.00%, 3/10/99

               5,000,000   Salt Lake County, PCR, Revenue Service                     5,000,000
                           Station Holdings Project
                           3.25%, 2/1/08+

               5,000,000   Utah Transit Authority Sales Tax Revenue                   5,000,000
                           Trax Project                                            ------------
                           3.00%, 5/1/28+
                           LOC: Bayerische Landesbank
                                                                                     11,000,000
                                                                                   ------------

Vermont  (0.4%):
               1,000,000   Vermont Muni Bond Bank                                     1,015,544
                           5.00%, 12/1/99                                          ------------
                           AMBAC

Virginia  (1.7%):
               4,000,000   Virginia Public School Authority                           4,004,005
                           4.20%, 4/1/99                                           ------------

Washington  (6.1%):
               1,500,000   King County Washington School District No. 414             1,550,535
                           Pre-Refunded
                           7.50%, 12/1/03

                        See Notes to Financial Statements

VALIANT TAX-EXEMPT MONEY MARKET
Schedule of Portfolio Investments
February 28, 1999
(Unaudited) - (continued)

              PRINCIPAL     SECURITY                                                 AMORTIZED
               AMOUNT      DESCRIPTION                                                 COST
               ------      -----------                                                 ----
             $ 1,600,000   Seattle Municipal Light & Power Revenue                 $  1,600,000
                           2.90%, 11/1/18+
                           SBPA-Morgan Guaranty Trust

               5,000,000   Washington State GO                                        4,999,999
                           Series 96B
                           2.85%, 6/1/20+
                           SBPA-Landesbank Hessen-Thueringen GZ

               3,000,000   Washington State Public Power Supply                       3,102,924
                           Pre-Refunded
                           7.50%, 7/1/07
                           LOC: Bank of America

               3,500,000   Washington State Public Power Supply, Nuclear
                           Project No.1                                               3,500,000
                           2.85%, 7/1/17+                                          ------------
                           LOC: Morgan Guaranty Trust
                                                                                     14,753,458
                                                                                   ------------

Wisconsin  (4.8%):
               3,000,000   Oak Creek, PCR                                             3,000,000
                           Wisconsin Electric Power Company Project
                           2.95%, 8/01/16+

               5,600,000   Sheboygan, PCR                                             5,600,000
                           Wisconsin Power & Light Company
                           3.10%, 8/1/14+

               3,000,000   Sheboygan, PCR                                             3,000,000
                           Wisconsin Electric Power Company                        ------------
                           3.05%, 9/1/15+
                                                                                     11,600,000
                                                                                   ------------
Wyoming  (0.8%):
               2,000,000   Lincoln County, PCR
                           Exxon Project, Series D
                           3.10%, 11/1/14+                                            2,000,000
                                                                                   ------------

TOTAL MUNICIPAL BONDS AND NOTES (AMORTIZED COST $245,797,219)                       245,797,219
                                                                                   ------------


TOTAL INVESTMENTS (AMORTIZED COST $245,797,219) *   -   102.1%                      245,797,219
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (2.1%)                                   (5,079,264)
                                                                                   ------------

TOTAL NET ASSETS   -   100.0%                                                      $240,717,955
                                                                                   ============

------------

*   Cost for federal income tax and financial reporting purposes is the same.

**  Percentages indicated are based on net assets of $240,717,955.

+ Variable rate demand notes are payable upon not more than one, seven, or thirty days' notice. The interest rate shown reflects the rate currently in effect.

++ Putbonds and notes have demand features which mature in one year. The interest rate shown reflects the rate currently in effect.

                        See Notes to Financial Statements

VALIANT TAX-EXEMPT MONEY MARKET
Schedule of Portfolio Investments
February 28, 1999
(Unaudited) - (continued)

GLOSSARY OF TERMS

AMBAC              =  AMBAC Assurance Corp.
ETM                =  Escrowed to Maturity
FGIC               =  Financial Guaranty Insurance Corp.
GO                 =  General Obligation
IDA                =  Industrial Development Authority
LINE               =  Line of Credit
LIQ                =  Liquidity Facility
LOC                =  Letter of Credit
MBIA               =  MBIA Insurance Corp.
PCR                =  Pollution Control Revenue
SBPA               =  Standby Purchase Agreement
TRANS              =  Tax and Revenue Anticipation Notes

                        See Notes to Financial Statements

                                                       THE VALIANT FUND
                                             STATEMENTS OF ASSETS AND LIABILITIES
                                                 FEBRUARY 28, 1999 (UNAUDITED)
                                                              U.S. TREASURY   U.S. TREASURY      GENERAL           TAX-EXEMPT
                                                               MONEY MARKET      INCOME        MONEY MARKET       MONEY MARKET
                                                                PORTFOLIO       PORTFOLIO       PORTFOLIO          PORTFOLIO
                                                               ------------   -------------    ------------       ------------
ASSETS:
    Investments (Note 1):
       Investments, at value (cost $207,508,968; $0;
          $261,289,624; $245,797,219, respectively)            $207,508,968       $ --         $261,289,624       $245,797,219
       Repurchase agreements (Cost $355,483,000; $0;
          $50,541,000; $0, respectively)                        355,483,000         --           50,541,000               --
                                                               ------------       ------       ------------       ------------
            Total investments at value                          562,991,968         --          311,830,624        245,797,219
    Cash                                                                800          976                 57            259,328
    Interest receivable                                             181,505         --               19,915          1,184,413
    Receivable for investments sold                                    --           --                 --            1,502,630
    Deferred organization expense (Note 1)                            1,037        1,866               --                 --
    Prepaid assets                                                    1,011         --                   83                286
                                                               ------------       ------       ------------       ------------
            Total Assets                                       $563,176,321       $2,842       $311,850,679       $248,743,876
                                                               ------------       ------       ------------       ------------

LIABILITIES:
    Dividends payable                                             1,427,748         --            1,133,901            483,135
    Payable for investments purchased                            19,499,655         --                 --            7,500,000
    Advisory fee payable (Note 2)                                    72,322        2,197             50,891             41,584
    Distribution fee payable (Note 2)                               109,089         --                4,727               --
    Accrued expenses                                                   --             31              1,419              1,202
                                                               ------------       ------       ------------       ------------
            Total Liabilities                                    21,108,814        2,228          1,190,938          8,025,921
                                                               ------------       ------       ------------       ------------
NET ASSETS                                                     $542,067,507       $  614       $310,659,741       $240,717,955
                                                               ============       ======       ============       ============

NET ASSETS CONSIST OF:
    Paid-in capital (Note 4)                                    542,197,411          615        310,894,600        240,836,505
    Undistributed net investment income                               3,224           84               --                 --
    Accumulated net realized gain/(loss) on
       investments sold                                            (133,128)         (85)          (234,859)          (118,550)
                                                               ------------       ------       ------------       ------------
            Net Assets                                         $542,067,507       $  614       $310,659,741       $240,717,955
                                                               ============       ======       ============       ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING:
          Class A                                                33,272,095          614        285,556,425        240,836,505
          Class B                                               351,738,874         --           25,338,175               --
          Class D                                               157,186,441         --                 --                 --

NET ASSET VALUE,
    All Shares - offering and redemption price per
    share (Net Assets/Shares Outstanding)                      $       1.00       $ 1.00       $       1.00       $       1.00
                                                               ============       ======       ============       ============

                       See notes to financial statements.

                                                  THE VALIANT FUND
                                              STATEMENTS OF OPERATIONS
                                   SIX MONTHS ENDED FEBRUARY 28, 1999 (UNAUDITED)
                                                          U.S. TREASURY   U.S. TREASURY    GENERAL        TAX-EXEMPT
                                                           MONEY MARKET       INCOME     MONEY MARKET    MONEY MARKET
                                                            PORTFOLIO       PORTFOLIO*    PORTFOLIO       PORTFOLIO
                                                          -------------   -------------  ------------    ------------
INVESTMENT INCOME:
   Interest (Note 1)                                       $11,743,013      $389,146     $9,357,998      $3,727,177
                                                           -----------      --------     ----------      ----------

EXPENSES:
   Investment advisory fee (Note 2)                            471,569        19,801        357,748         235,393
   Distribution fee, Class B (Note 2)                          484,248          --           39,607            --
   Distribution fee, Class D (Note 2)                          410,624          --             --              --
   Trustee fees (Note 2)                                         2,240            31          5,707           4,035
   Amortization of organization costs (Note 1)                   2,501           537            267             500
                                                           -----------      --------     ----------      ----------
      Total expenses before reimbursements and waivers       1,371,182        20,369        403,329         239,928
                                                           -----------      --------     ----------      ----------
      Expense Waivers\Reimbursements (Note 2)                 (138,356)         --          (11,316)           --
                                                           -----------      --------     ----------      ----------
      Total Net Expenses                                     1,232,826        20,369        392,013         239,928
                                                           -----------      --------     ----------      ----------


NET INVESTMENT INCOME                                       10,510,187       368,777      8,965,985       3,487,249
                                                           -----------      --------     ----------      ----------

REALIZED GAIN (LOSS) ON
    INVESTMENTS SOLD (NOTE 1)                                 (124,971)         --           13,966           3,517
                                                           -----------      --------     ----------      ----------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                              $10,385,216      $368,777     $8,979,951      $3,490,766
                                                           ===========      ========     ==========      ==========

--------------------------------------------------------------------------------
* The Portfolio operated from December 14, 1998 to January 22, 1999.

                       See notes to financial statements.

                                                               THE VALIANT FUND
                                                      STATEMENTS OF CHANGES IN NET ASSETS

                                                             U.S. TREASURY                               U.S. TREASURY
                                                         MONEY MARKET PORTFOLIO                        INCOME PORTFOLIO

                                                 SIX MONTHS ENDED                            SIX MONTHS ENDED
                                                     2/28/99              YEAR ENDED             2/28/99*             YEAR ENDED
                                                   (UNAUDITED)             8/31/98             (UNAUDITED)            8/31/98**
                                                 ----------------       -------------        ----------------       -------------
NET ASSETS AT BEGINNING OF PERIOD                 $ 519,761,453         $ 424,900,541         $      25,461         $      25,351
                                                  -------------         -------------         -------------         -------------

INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS:

Net investment income                                10,510,187            23,401,246               368,777               868,369
Net realized gain (loss) on investments sold           (124,971)               (8,157)                 --                     (78)
                                                  -------------         -------------         -------------         -------------
    Net increase in net assets
         resulting from operations                   10,385,216            23,393,089               368,777               868,291
                                                  -------------         -------------         -------------         -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A                                            (731,017)           (1,852,870)             (368,700)             (868,369)
    Class B                                          (6,274,797)          (15,114,935)                 --                    --
    Class D                                          (3,504,373)           (6,433,441)                 --                    --
                                                  -------------         -------------         -------------         -------------
Net decrease from distributions                     (10,510,187)          (23,401,246)             (368,700)             (868,369)
                                                  -------------         -------------         -------------         -------------


SHARE TRANSACTIONS (AT $1.00 PER SHARE):
 CLASS A:
    Net proceeds from sale of shares                 25,084,730           135,356,624           121,187,913           236,425,416
    Issued to shareholders in reinvestment of
         dividends                                          285                 1,471                    75                   188
    Cost of shares repurchased                      (22,999,403)         (127,234,383)         (121,212,914)         (236,425,416)
                                                  -------------         -------------         -------------         -------------
        Net Class A share transactions                2,085,612             8,123,712               (24,924)                  188

 CLASS B:
    Net proceeds from sale of shares                475,607,787           614,132,418                  --                    --
    Cost of shares repurchased                     (450,552,368)         (587,885,626)                 --                    --
                                                  -------------         -------------         -------------         -------------
        Net Class B share transactions               25,055,419            26,246,792                  --                    --

 CLASS D:
    Net proceeds from sale of shares                458,006,685           465,646,407                  --                    --
    Cost of shares repurchased                     (462,716,691)         (405,147,842)                 --                    --
                                                  -------------         -------------         -------------         -------------
        Net Class D share transactions               (4,710,006)           60,498,565                  --                    --
                                                  -------------         -------------         -------------         -------------
        Net increase from share transactions         22,431,025            94,869,069               (24,924)                  188
                                                  -------------         -------------         -------------         -------------
            Net increase in net assets               22,306,054            94,860,912               (24,847)                  110
                                                  -------------         -------------         -------------         -------------

NET ASSETS AT END OF PERIOD                       $ 542,067,507         $ 519,761,453         $         614         $      25,461
                                                  =============         =============         =============         =============

--------------------------------------------------------------------------------
* The Portfolio operated from December 14, 1998 to January 22, 1999.
** The Portfolio operated from December 17, 1997 to February 11, 1998.

                       See notes to financial statements.

                                                          THE VALIANT FUND
                                          STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
                                                                GENERAL MONEY                             TAX-EXEMPT MONEY
                                                               MARKET PORTFOLIO                           MARKET PORTFOLIO

                                                    SIX MONTHS ENDED                            SIX MONTHS ENDED
                                                         2/28/99             YEAR ENDED              2/28/99          YEAR ENDED
                                                       (UNAUDITED)             8/31/98             (UNAUDITED)          8/31/98
                                                    ----------------       ---------------      ----------------     -------------
NET ASSETS AT BEGINNING OF PERIOD                    $   290,581,763       $   577,870,345       $ 268,657,334       $ 282,368,080
                                                     ---------------       ---------------       -------------       -------------

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income                                   8,965,985            24,103,402           3,487,249           8,611,037
   Net realized gain (loss) on investments sold               13,966                10,362               3,517               1,596
                                                     ---------------       ---------------       -------------       -------------
       Net increase in net assets
            resulting from operations                      8,979,951            24,113,764           3,490,766           8,612,633
                                                     ---------------       ---------------       -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
       Class A                                            (8,426,925)          (23,272,185)         (3,487,249)         (8,611,037)
       Class B                                              (539,060)             (831,217)               --                  --
                                                     ---------------       ---------------       -------------       -------------
   Net decrease from distributions                        (8,965,985)          (24,103,402)         (3,487,249)         (8,611,037)
                                                     ---------------       ---------------       -------------       -------------


SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   CLASS A:
       Net proceeds from sale of shares                1,537,875,604         3,065,147,438         644,887,481         643,017,161
       Issued to shareholders in reinvestment of
            dividends                                      1,600,545             5,620,281                 148               1,271
       Cost of shares repurchased                     (1,527,141,128)       (3,366,515,045)       (672,830,525)       (656,730,774)
                                                     ---------------       ---------------       -------------       -------------
           Net Class A share transactions                 12,335,021          (295,747,326)        (27,942,896)        (13,712,342)

   CLASS B:
       Net proceeds from sale of shares                   25,880,858            44,499,456                --                  --
       Cost of shares repurchased                        (18,151,867)          (36,051,074)               --                  --
                                                     ---------------       ---------------       -------------       -------------
           Net Class B share transactions                  7,728,991             8,448,382                --                  --
                                                     ---------------       ---------------       -------------       -------------
           Net increase from share transactions           20,064,012          (287,298,944)        (27,942,896)        (13,712,342)
                                                     ---------------       ---------------       -------------       -------------
               Net increase in net assets                 20,077,978          (287,288,582)        (27,939,379)        (13,710,746)
                                                     ---------------       ---------------       -------------       -------------

NET ASSETS AT END OF PERIOD                          $   310,659,741       $   290,581,763       $ 240,717,955       $ 268,657,334
                                                     ===============       ===============       =============       =============

                       See notes to financial statements.

                                                         THE VALIANT FUND
                                                       FINANCIAL HIGHLIGHTS
                               FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD
                                                                               U.S. TREASURY MONEY
                                                                            MARKET PORTFOLIO - CLASS A

                                              SIX MONTHS ENDED
                                                   2/28/99      YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                 (UNAUDITED)      8/31/98      8/31/97      8/31/96      8/31/95     8/31/94 (1)
                                              ----------------  ----------   ----------   ----------   ----------   ------------
Net Asset Value, Beginning of period               $ 1.000        $ 1.000      $ 1.000      $ 1.000      $ 1.000       $ 1.000
                                                   -------        -------      -------      -------      -------       -------
Income from Investment Operations:
    Net investment income                            0.024          0.053        0.052        0.053        0.054         0.012
                                                   -------        -------      -------      -------      -------       -------
Less Distributions:
    Dividends from net investment income            (0.024)        (0.053)      (0.052)      (0.053)      (0.054)       (0.012)
                                                   -------        -------      -------      -------      -------       -------
Net Asset Value, End of period                     $ 1.000        $ 1.000      $ 1.000      $ 1.000      $ 1.000       $ 1.000
                                                   =======        =======      =======      =======      =======       =======

Total Return (b)                                      2.39%(a)       5.43%        5.30%        5.45%        5.60%         1.19%(a)

Ratios/Supplemental Data:
Net assets, End of period (000's)                  $33,263        $31,185      $23,063      $85,260      $30,183       $    25
Ratios to average net assets:
    Net investment income                             4.78%(c)       5.27%        5.12%        5.21%        5.79%         4.06%(c)
    Operating expenses                                0.20%(c)       0.20%        0.20%        0.20%        0.20%         0.20%(c)
    Operating expenses before
        reimbursements/waivers                        0.20%(c)       0.20%        0.20%        0.20%        0.21%         0.26%(c)

                                                                               U.S. TREASURY MONEY
                                                                            MARKET PORTFOLIO - CLASS B

                                              SIX MONTHS ENDED
                                                   2/28/99      YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                 (UNAUDITED)      8/31/98      8/31/97      8/31/96      8/31/95     8/31/94 (1)
                                              ----------------  ----------   ----------   ----------   ----------   ------------
Net Asset Value, Beginning of period              $  1.000       $  1.000     $  1.000     $  1.000      $ 1.000       $ 1.000
                                                  --------       --------     --------     --------      -------       -------
Income from Investment Operations:
    Net investment income                            0.023          0.051        0.049        0.050        0.052         0.011
                                                  --------       --------     --------     --------      -------       -------
Less Distributions:
    Dividends from net investment income            (0.023)        (0.051)      (0.049)      (0.050)      (0.052)       (0.011)
                                                  --------       --------     --------     --------      -------       -------
Net Asset Value, End of period                    $  1.000       $  1.000     $  1.000     $  1.000      $ 1.000       $ 1.000
                                                  ========       ========     ========     ========      =======       =======

Total Return (b)                                      2.26%(a)       5.17%        5.04%        5.18%        5.34%         1.12%(a)

Ratios/Supplemental Data:
Net assets, End of period (000's)                 $351,661       $326,675     $300,437     $126,327      $76,114       $13,355
Ratios to average net assets:
    Net investment income                             4.53%(c)       5.05%        4.93%        5.01%        5.41%         3.87%(c)
    Operating expenses                                0.45%(c)       0.45%        0.45%        0.45%        0.45%         0.45%(c)
    Operating expenses before
        reimbursements/waivers                        0.55%(c)       0.45%        0.45%        0.45%        0.46%         0.50%(c)

--------------------------------------------------------------------------------
(1) The Portfolio commenced Class A and Class B shares operations on May 17,
    1994.
(a) Total returns for periods less than one year are not annualized.
(b) Had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(c) Annualized.

                       See Notes to Financial Statements.

                                                         THE VALIANT FUND
                                                       FINANCIAL HIGHLIGHTS - (CONTINUED)
                               FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                                              U.S. TREASURY MONEY
                                                                            MARKET PORTFOLIO - CLASS D

                                              SIX MONTHS ENDED
                                                   2/28/99      YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                 (UNAUDITED)      8/31/98      8/31/97     8/31/94 (1)
                                              ----------------  ----------   ----------   ------------
Net Asset Value, Beginning of period              $  1.000       $  1.000     $  1.000       $ 1.000
                                                  --------       --------     --------       -------
Income from Investment Operations:
Net investment income                                0.021          0.048        0.047         0.015
                                                  --------       --------     --------       -------
Less Distributions:
Dividends from net investment income                (0.021)        (0.048)      (0.047)       (0.015)
                                                  --------       --------     --------       -------
Net Asset Value, End of period                    $  1.000       $  1.000     $  1.000       $ 1.000
                                                  ========       ========     ========       =======

Total Return (b)                                      2.14%(a)       4.91%        4.78%         1.55%(a)

Ratios/Supplemental Data:
Net assets, End of period (000's)                 $157,144       $161,901     $101,401       $35,549
Ratios to average net assets:
Net investment income                                 4.28%(c)       4.79%        4.69%         4.68%(c)
Operating expenses                                    0.70%(c)       0.70%        0.70%         0.70%(c)
Operating expenses before
    reimbursements/waivers                            0.70%(c)       0.70%        0.70%         0.70%(c)

                                                                               U.S. TREASURY
                                                                         INCOME PORTFOLIO - CLASS A

                                          PERIOD ENDED
                                           2/28/99 (2)   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED
                                           (UNAUDITED)    8/31/98 (3)    8/31/97 (4)   8/31/96 (5)    8/31/95 (6)    8/31/94 (7)
                                          -------------  ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of period         $1.000        $1.000         $1.000         $1.000         $1.000         $1.000
                                             ------        ------         ------         ------         ------         ------
Income from Investment Operations:
Net investment income                         0.004         0.007          0.005          0.004          0.004          0.001
                                             ------        ------         ------         ------         ------         ------
Less Distributions:
Dividends from net investment income         (0.004)       (0.007)        (0.005)        (0.004)        (0.004)        (0.001)
                                             ------        ------         ------         ------         ------         ------
Net Asset Value, End of period               $ 1.00        $1.000         $1.000         $1.000         $1.000         $1.000
                                             ======        ======         ======         ======         ======         ======

Total Return (b)                               0.04%(a)      0.74%          0.54%          0.35%          0.39%          0.12%(a)

Ratios/Supplemental Data:
Net assets, End of period (000's)            $    1        $   25         $   25         $   25         $   25         $   25
Ratios to average net assets:
Net investment income (c)                      3.69%         4.83%          4.24%          4.15%          4.47%          2.96%
Operating expenses (c)                         0.20%         0.20%          0.20%          0.20%          0.20%          0.20%
Operating expenses before
    reimbursements/waivers  (c)                0.20%         0.23%          0.23%          0.35%          0.29%          0.22%

--------------------------------------------------------------------------------
(1)  The Portfolio commenced Class D shares operations on May 1, 1996.
(2)  The Portfolio operated from December 14, 1998 to January 22, 1999.
(3)  The Portfolio operated from December 17, 1997 to February 11, 1998.
(4)  The Portfolio operated from December 13, 1996 to January 30, 1997.
(5)  The Portfolio operated from December 11, 1995 to January 10, 1996.
(6)  The Portfolio operated from December 12, 1994 to January 11, 1995.
(7)  The Portfolio operated from December 28, 1993 to January 12, 1994.
(a)  Total returns for periods less than one year are not annualized.
(b) Had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(c)  Annualized.

                       See Notes to Financial Statements.

                                                         THE VALIANT FUND
                                                FINANCIAL HIGHLIGHTS - (CONTINUED)
                               FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                                                    GENERAL MONEY
                                                                               MARKET PORTFOLIO - CLASS A

                                              SIX MONTHS ENDED
                                                   2/28/99      YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                 (UNAUDITED)      8/31/98      8/31/97      8/31/96      8/31/95     8/31/94 (1)
                                              ----------------  ----------   ----------   ----------   ----------   ------------
Net Asset Value, Beginning of period              $  1.000       $  1.000     $  1.000     $  1.000     $  1.000      $  1.000
                                                  --------       --------     --------     --------     --------      --------
Income from Investment Operations:
         Net investment income                       0.025          0.054        0.053        0.053        0.056         0.033
                                                  --------       --------     --------     --------     --------      --------
Less Distributions:
         Dividends from net investment income       (0.025)        (0.054)      (0.053)      (0.053)      (0.056)       (0.033)
                                                  --------       --------     --------     --------     --------      --------
Net Asset Value, End of period                    $  1.000       $  1.000     $  1.000     $  1.000     $  1.000      $  1.000
                                                  ========       ========     ========     ========     ========      ========

Total Return (b)                                     2.52%(a)        5.54%        5.40%        5.52%        5.81%         3.70%(a)

Ratios/Supplemental Data:
Net assets, End of period (000's)                 $285,327       $272,980     $568,715     $334,069     $375,965      $167,016
Ratios to average net assets:
         Net investment income                       5.03%(c)        5.40%        5.33%        5.36%        5.70%         3.70%(c)
         Operating expenses                          0.20%(c)        0.20%        0.20%        0.20%        0.20%         0.20%(c)
         Operating expenses before
                 reimbursements/waivers              0.20%(c)        0.20%        0.20%        0.20%        0.20%         0.21%(c)

                                                                                    GENERAL MONEY
                                                                               MARKET PORTFOLIO - CLASS B

                                              SIX MONTHS ENDED
                                                   2/28/99      YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                 (UNAUDITED)      8/31/98      8/31/97      8/31/96      8/31/95     8/31/94 (1)
                                              ----------------  ----------   ----------   ----------   ----------   ------------
Net Asset Value, Beginning of period              $  1.000       $  1.000     $  1.000     $  1.000     $  1.000      $  1.000
                                                  --------       --------     --------     --------     --------      --------
Income from Investment Operations:
          Net investment income                      0.024          0.052        0.050        0.051        0.053         0.009
                                                  --------       --------     --------     --------     --------      --------
Less Distributions:
           Dividends from net investment income     (0.024)        (0.052)      (0.050)      (0.051)      (0.053)       (0.009)
                                                  --------       --------     --------     --------     --------      --------
Net Asset Value, End of period                    $  1.000       $  1.000     $  1.000     $  1.000     $  1.000      $  1.000
                                                  ========       ========     ========     ========     ========      ========

Total Return (b)                                      2.39%(a)       5.28%        5.14%        5.26%        5.54%         0.92%(a)

Ratios/Supplemental Data:
Net assets, End of period (000's)                 $ 25,331       $ 17,602     $  9,155     $  8,734     $  9,461      $  9,520
Ratios to average net assets:
         Net investment income                        4.78%(c)       5.16%        5.02%        5.11%        5.33%         3.99%(c)
         Operating expenses                           0.45%(c)       0.45%        0.45%        0.45%        0.45%         0.45%(c)
         Operating expenses before
                 reimbursements/waivers               0.55%(c)       0.45%        0.45%        0.45%        0.45%         0.46%(c)

--------------------------------------------------------------------------------
(1) The Portfolio commenced Class A and Class B shares operations on September 21, 1993 and May 17, 1994, respectively.
(a)  Total returns for periods less than one year are not annualized.
(b) Had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(c)  Annualized.

                       See Notes to Financial Statements.

                                                         THE VALIANT FUND
                                                FINANCIAL HIGHLIGHTS - (CONTINUED)
                               FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                                               TAX-EXEMPT MONEY
                                                                          MARKET PORTFOLIO - CLASS A
                                              SIX MONTHS ENDED
                                                   2/28/99      YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                 (UNAUDITED)      8/31/98      8/31/97      8/31/96      8/31/95     8/31/94 (1)
                                              ----------------  ----------   ----------   ----------   ----------   ------------
Net Asset Value, Beginning of period              $  1.000       $  1.000     $  1.000     $  1.000     $  1.000      $  1.000
                                                  --------       --------     --------     --------     --------      --------
Income from Investment Operations:
         Net investment income                       0.015          0.034        0.034        0.034        0.035         0.021
                                                  --------       --------     --------     --------     --------      --------
Less Distributions:
           Dividends from net investment income     (0.015)        (0.034)      (0.034)      (0.034)      (0.035)       (0.021)
                                                  --------       --------     --------     --------     --------      --------
Net Asset Value, End of period                    $  1.000       $  1.000     $  1.000     $  1.000     $  1.000      $  1.000
                                                  ========       ========     ========     ========     ========      ========

Total Return (b)                                      1.49%(a)       3.41%        3.42%        3.43%        3.67%         2.11%(a)

Ratios/Supplemental Data:
Net assets, End of period (000's)                 $240,718       $268,657     $282,368     $279,867     $283,654      $258,130
Ratios to average net assets:
         Net investment income                        2.96%(c)       3.35%        3.38%        3.34%        3.50%          2.38%(c)
         Operating expenses                           0.20%(c)       0.20%        0.20%        0.20%        0.20%          0.20%(c)
         Operating expenses before
            reimbursements/waivers                    0.20%(c)       0.20%        0.20%        0.20%        0.20%          0.22%(c)

--------------------------------------------------------------------------------
(1)  The portfolio commenced operations on October 7, 1993.
(a)  Total returns for periods less than one year are not annualized.
(b) Had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(c)  Annualized.

                       See Notes to Financial Statements.

                                THE VALIANT FUND
                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 28, 1999 (UNAUDITED)

The Valiant Fund (the "Trust") was organized as a Massachusetts business trust on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open end management investment company. The Trust offers four managed investment portfolios. The accompanying financial statements and financial highlights are those of the U.S. Treasury Money Market, the U.S. Treasury Income, the General Money Market and the Tax-Exempt Money Market Portfolios (individually, a "Portfolio", collectively, the "Portfolios"). The Trust is authorized to offer four classes of shares: Class A, Class B, Class C and Class D. U.S. Treasury Money Market Class A, B and D, U.S. Treasury Income Class A, General Money Market Class A and B and Tax-Exempt Money Market Class A are currently active.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the amounts of assets and liabilities reported at the date of the financial statements and the amounts of income and expenses reported during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies, which are consistently followed by the Trust in the preparation of its financial statements.

PORTFOLIO VALUATIONS: Securities in the Portfolios are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Interest income consists of discount earned (including both original issue and market discount), less amortization of any market premium.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Portfolios to declare dividends daily from net investment income and to pay such dividends monthly. Net realized capital gains, if any, are distributed at least annually.

Income distributions and capital gains distributions, if any, are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax differences relating to shareholder distributions will result in reclassifications in the Portfolios' capital accounts.

FEDERAL TAXES: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. Each Portfolio intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, a Portfolio will not be subject to Federal income taxes to the extent that it distributes all of its taxable or tax-exempt income, if any, for its tax period ending August 31. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Portfolios will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required. As of August 31, 1998, the U.S. Treasury Income Portfolio has a capital loss carryover of $7, which will expire on August 31, 2005. The General Money Market Portfolio and the Tax-Exempt Money Market Portfolio have capital loss carryovers of $41,251, $30,898, $173,216 and $53,266, $54,799, $1,943, $12,059, respectively, which will expire on August 31, 2003, 2004, 2005, and 2006, respectively.

                                THE VALIANT FUND
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                          FEBRUARY 28, 1999 (UNAUDITED)


1.  SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

REPURCHASE AGREEMENTS: Each Portfolio, except the U.S. Treasury Income Porfolio, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. It is the Portfolio's policy to maintain collateral that is at least equal, at all times, to the total amount of the repurchase obligations including interest. In the event of a counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the market value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's sub-adviser, David L. Babson & Co. Inc., acting under the supervision of the Trust's Board of Trustees, reviews the value of collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

EXPENSE AND ALLOCATION: Expenses directly attributable to a Portfolio are charged to the Portfolio, while expenses, which are attributable to more than one Portfolio of the Trust, are allocated among the respective Portfolios. Each share class bears its pro-rata portion of expenses attributable to its series, except that each class separately bears its own distribution fees.

Income, Portfolio level expenses, and realized and unrealized gains and losses are allocated to each class of shares on a daily basis based on each class' portion of net assets.

ORGANIZATION COSTS: The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities laws. All such costs are being amortized using the straight line method over a period of five years from commencement of each Portfolio's operations.

2.  INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND OTHER FEES

Integrity Management & Research, Inc. (the "Investment Adviser" or the "Manager"), a wholly-owned subsidiary of Integrity Investments, Inc., serves as the Investment Adviser to the Trust. Integrity Investments, Inc. (the "Distributor") acts as exclusive distributor of the Trust's shares.

The Trust pays the Investment Adviser a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Trust. Under its Management Agreement with the Trust, the Manager performs certain administrative and management services for the Trust and pays the compensation, if any, of officers and Trustees who are affiliated with the Manager or the Sub-Adviser and pays all the Portfolio expenses with the following exceptions: the fees and expenses of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust; interest on borrowings; taxes; expenses incurred by Class B, Class C and Class D shares pursuant to the Distribution and Shareholder Servicing Plans; and such extraordinary non-recurring expenses as may arise.

                                THE VALIANT FUND
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                          FEBRUARY 28, 1999 (UNAUDITED)


2.  INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION, AND OTHER FEES
    - (CONTINUED)

From time to time the Investment Adviser may voluntarily waive all or a portion of the fees payable to it by a Portfolio. As such, the Investment Adviser has agreed to reimburse the Portfolios for expenses exceeding 0.20% of average daily net assets for Class A shares, 0.45% of the average daily net assets for Class B shares, 0.60% of average daily net assets for Class C shares and 0.70% of average daily net assets for Class D shares.

For the period ended February 28, 1999, distribution fees for Class B shares were waived as follows:

Portfolio                                        Waiver
-------------------------------------------------------------------------------
U.S. Treasury Money Market                      $138,356
U.S. Treasury Income                                   0
General Money Market                              11,316
Tax-Exempt Money Market                                0

The investment Adviser has entered into an investment sub-advisory agreement with David L. Babson & Co., Inc. ("Babson") pursuant to which the Investment Adviser pays fees to Babson, computed daily and paid monthly, at the annual rate of 0.10% of the first $500 million of the average daily net assets of each Portfolio and 0.05% of average daily net assets in excess thereof. Fees related to these services are borne directly by the Investment Adviser.

The Trust has adopted a distribution plan for the Class A and Class B shares, a distribution plan for the Class C shares and a distribution plan for the Class D shares (together, the "Plans") pursuant to Rule 12b-1 of the 1940 Act. The Plans provide for payments to the Distributor of up to 0.35% of the average net assets of the Class B shares, up to 0.50% of the average net assets of the Class C shares and up to 0.50% of the average net assets of the Class D shares. Payments under the Plans have been authorized at the rate of 0.25% of each Portfolio's average daily net assets for the Class B shares, 0.40% of each Portfolio's average daily net assets for the Class C shares and 0.50% of each Portfolio's average daily net assets for the Class D shares for the six months ended February 28, 1999. No payments have been authorized for the Class A shares.

Certain directors and officers of the Investment Adviser are also Trustees and officers of the Trust.

Trustees who are not "interested persons" of the Trust receive an annual $1,000 retainer and $1,000 per Trustee meeting attended and are entitled to be reimbursed for out-of-pocket expenses incurred in attending such meetings.

3.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of no par value shares of beneficial interest in the Portfolios. Shareholders are entitled to one vote for each dollar (or proportional factional vote for each fraction of a dollar) of net asset value per share owned. Each Portfolio votes separately with respect to issues affecting only that Portfolio. Shareholders of a particular class have the exclusive right to vote on matters pertaining only to that class. Pursuant to the Declaration of Trust, the Trustees have the authority to create additional Portfolios and to issue additional classes of shares for each Portfolio of the Trust.

                                THE VALIANT FUND
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                          FEBRUARY 28, 1999 (UNAUDITED)

3.  SHARES OF BENEFICIAL INTEREST - (CONTINUED)

At February 28, 1999 Integrity Investments, Inc. owned 100% of the outstanding shares of the U.S. Treasury Income Portfolio and David L. Babson & Co., Inc., an affiliate of the Adviser, owned 8.8% of the outstanding shares of the General Money Market Portfolio. Certain institutional shareholders were record owners of more than 10% of the total outstanding shares of the following Portfolios:

                                 NUMBER OF                  PERCENTAGE OF
NAME OF PORTFOLIO                SHAREHOLDERS               SHARES OWNED
-------------------------------------------------------------------------------
U.S. Treasury Money Market             2                         84.4%
General Money Market                   3                         82.5%
Tax-Exempt Money Market                1                         95.3%